Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Investor Funds, Inc.
Entity Central Index Key	0000893783
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000002886
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Class AAA
Trading Symbol	GABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class AAA	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 yet outperformed its comparative benchmarks, ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. During the period, the market experienced an increase of almost 20% of deal volume, with technology, energy and power, and financials the most active sectors. Private Equity deals increased substantially, and mega-deals dominated, while smaller deals (below $500 million) declined 28%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Class AAA	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	10,146	10,742	10,002	10,001
6/16	10,332	11,171	10,021	10,003
6/17	10,671	13,170	10,070	10,019
6/18	10,820	15,063	10,207	10,108
6/19	11,070	16,632	10,443	10,304
6/20	11,088	17,881	10,613	10,422
6/21	12,037	25,175	10,615	10,424
6/22	11,738	22,501	10,633	10,434
6/23	12,337	26,910	11,760	10,794
6/24	13,067	33,519	12,489	11,349

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class AAA	2.78%	5.92%	3.37%	2.71%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3 Month U.S. Treasury Bill Index	2.63%	5.40%	2.16%	1.51%
Lipper U.S. Treasury Money-Market Fund Average	2.53%	5.14%	1.95%	1.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 478,516,286
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,150,528
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$478,516,286 Number of Portfolio Holdings223 Portfolio Turnover Rate105% Management Fees$1,150,528
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	40.2%
Building and Construction - Long	24.2%
Building and Construction - Short	- 20.4%
Energy and Utilities	6.8%
Health Care	4.9%
Financial Services	3.2%
Telecommunications	2.2%
Computer Software and Services	2.2%
Entertainment	2.0%
Other Industry sectors	10.0%
Other Assets and Liabilities (Net)	24.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Lennar Corp. Cl B	24.2%
Lennar Corp. Cl A	- 20.4%
Equitrans Midstream Corp.	1.7%
Everbridge Inc.	1.3%
KKR & Co. Inc.	1.2%
Olink Holding AB	1.1%
PNM Resources Inc.	0.9%
Juniper Networks Inc.	0.9%
Fox Corp. Cl B	0.9%
SurModics Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com
C000050409
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Advisor Class
Trading Symbol	GADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 yet outperformed its comparative benchmarks, ICE BofA 3 Month U.S. Treasury Bill Index and the Lipper U.S. Treasury Money Market Fund Average. During the period, the market experienced an increase of almost 20% of deal volume, with technology, energy and power, and financials the most active sectors. Private Equity deals increased substantially, and mega-deals dominated, while smaller deals (below $500 million) declined 28%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
6/14	10,000	10,000	10,000	10,000
6/15	10,110	10,742	10,002	10,001
6/16	10,273	11,171	10,021	10,003
6/17	10,576	13,170	10,070	10,019
6/18	10,705	15,063	10,207	10,108
6/19	10,925	16,632	10,443	10,304
6/20	10,910	17,881	10,613	10,422
6/21	11,817	25,175	10,615	10,424
6/22	11,502	22,501	10,633	10,434
6/23	12,056	26,910	11,760	10,794
6/24	12,736	33,519	12,489	11,349

Average Annual Return [Table Text Block]
Fund	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	2.71%	5.64%	3.11%	2.45%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3 Month U.S. Treasury Bill Index	2.63%	5.40%	2.16%	1.51%
Lipper U.S. Treasury Money-Market Fund Average	2.53%	5.14%	1.95%	1.27%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Updated Location: Visit www.confluence.com/funds for more recent performance information.
AssetsNet	$ 478,516,286
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,150,528
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$478,516,286 Number of Portfolio Holdings223 Portfolio Turnover Rate105% Management Fees$1,150,528
Holdings [Text Block]

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	40.2%
Building and Construction - Long	24.2%
Building and Construction - Short	- 20.4%
Energy and Utilities	6.8%
Health Care	4.9%
Financial Services	3.2%
Telecommunications	2.2%
Computer Software and Services	2.2%
Entertainment	2.0%
Other Industry sectors	10.0%
Other Assets and Liabilities (Net)	24.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Top 10
Lennar Corp. Cl B	24.2%
Lennar Corp. Cl A	- 20.4%
Equitrans Midstream Corp.	1.7%
Everbridge Inc.	1.3%
KKR & Co. Inc.	1.2%
Olink Holding AB	1.1%
PNM Resources Inc.	0.9%
Juniper Networks Inc.	0.9%
Fox Corp. Cl B	0.9%
SurModics Inc.	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com